CAPITAL AND RESERVES - Disclosure of share capital (Details) - Ordinary Shares - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares authorised	70,000,000	70,000,000	70,000,000
Number of shares outstanding	33,326,736	32,956,004	32,752,242